Trading Properties (Details Textual) - Argentina, Pesos [Member] - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trading Properties (Textual)
Net book value	$ 407	$ 407
Contractual obligation amount	$ 432	$ 578